Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit Cards	Headquarter and Others	Sub-total	Adjust- ments(*)	Total
Net Interest income
Interest income	2,979,811	3,026,148	153,160	19,575	556,682	1,492,147	8,227,523	284,789	8,512,312
Interest expense	(1,023,290)	(1,780,990)	(225)	(324)	(128,586)	(863,523)	(3,796,938)	304,170	(3,492,768)
Inter-segment	(472,288)	495,982	(138,322)	29,575	—	85,053	—	—	—

	1,484,233	1,741,140	14,613	48,826	428,096	713,677	4,430,585	588,959	5,019,544

Net non-interest income (expense)
Non-interest income	923,810	535,514	605,026	7,590,087	986,148	4,563,280	15,203,865	(13,039,498)	2,164,367
Non-interest expense	(405,912)	(32,873)	(444,141)	(7,586,054)	(906,434)	(4,173,415)	(13,548,829)	12,251,676	(1,297,153)
Inter-segment	39,512	47,553	—	—	—	(87,065)	—	—	—

	557,410	550,194	160,885	4,033	79,714	302,800	1,655,036	(787,822)	867,214

Other income(expense)
General and administrative expense	(1,788,672)	(966,878)	(14,983)	(17,964)	(148,001)	(793,978)	(3,730,476)	252,000	(3,478,476)
Reversal of allowance for credit loss and impairment losses due to credit loss	(86,907)	(509,312)	(95,880)	(34,031)	(216,136)	219,372	(722,894)	(111,182)	(834,076)

	(1,875,579)	(1,476,190)	(110,863)	(51,995)	(364,137)	(574,606)	(4,453,370)	140,818	(4,312,552)

Operating income	166,064	815,144	64,635	864	143,673	441,871	1,632,251	(58,045)	1,574,206
Non-operating income (expense)	(35,081)	(1,619)	46,559	(5,288)	(1,504)	55,291	58,358	(79,175)	(20,817)
Net income before income tax expense	130,983	813,525	111,194	(4,424)	142,169	497,162	1,690,609	(137,220)	1,553,389
Income tax expense	(31,698)	(203,983)	(26,909)	1,071	(32,774)	16,476	(277,817)	1,961	(275,856)

Net income(expense)	99,285	609,542	84,285	(3,353)	109,395	513,638	1,412,792	(135,259)	1,277,533

	For the year ended December 31, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Sub-total	Adjust- ments(*)	Total
Net Interest income
Interest income	3,149,625	2,964,813	148,500	18,834	599,550	1,360,734	8,242,056	308,631	8,550,687
Interest expense	(955,836)	(1,681,652)	(243)	—	(135,947)	(834,662)	(3,608,340)	278,303	(3,330,037)
Inter-segment	(490,850)	512,216	(136,133)	18,049	—	96,718	—	—	—

	1,702,939	1,795,377	12,124	36,883	463,603	622,790	4,633,716	586,934	5,220,650

Net non-interest Income (expense)
Non-interest income	802,387	680,778	366,523	9,548,399	1,163,575	2,683,407	15,245,069	(12,858,172)	2,386,897
Non-interest expense	(253,961)	(170,268)	(214,355)	(9,478,728)	(1,090,038)	(2,132,053)	(13,339,403)	12,204,532	(1,134,871)
Inter-segment	101,524	60,826	—	—	—	(162,350)	—	—	—

	649,950	571,336	152,168	69,671	73,537	389,004	1,905,666	(653,640)	1,252,026

Other income (expense)
General and administrative expense	(1,808,974)	(832,429)	(12,881)	(16,567)	(163,536)	(954,238)	(3,788,625)	257,824	(3,530,801)
Reversal of allowance for credit loss and impairment losses due to credit loss	(97,587)	(316,859)	(50,954)	31,229	(235,116)	14,832	(654,455)	(130,678)	(785,133)

	(1,906,561)	(1,149,288)	(63,835)	14,662	(398,652)	(939,406)	(4,443,080)	127,146	(4,315,934)

Operating income	446,328	1,217,425	100,457	121,216	138,488	72,388	2,096,302	60,440	2,156,742
Non-operating income (expense)	(98,510)	(3,153)	39,350	—	(5,219)	(112,734)	(180,266)	(26,970)	(207,236)

Net income before income tax expense	347,818	1,214,272	139,807	121,216	133,269	(40,346)	1,916,036	33,470	1,949,506
Income tax expense	(84,172)	(296,634)	(33,834)	(29,335)	(32,055)	63,396	(412,634)	(6,784)	(419,418)

Net income(expense)	263,646	917,638	105,973	91,881	101,214	23,050	1,503,402	26,686	1,530,088

	For the year ended December 31, 2018
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Sub-total	Adjust- ments(*)	Total
Net Interest income (expense)
Interest income	3,529,645	3,409,835	152,273	8,945	670,240	1,605,696	9,376,634	307,865	9,684,499
Interest expense	(1,021,639)	(2,168,000)	(150)	—	(160,642)	(983,547)	(4,333,978)	300,430	(4,033,548)
Inter-segment	(634,110)	833,224	(163,962)	25,963	—	(61,115)	—	—	—

	1,873,896	2,075,059	(11,839)	34,908	509,598	561,034	5,042,656	608,295	5,650,951

Net non-interest Income (expense)
Non-interest income	678,360	721,096	230,357	7,020,740	665,534	1,214,380	10,530,467	(8,463,129)	2,067,338
Non-interest expense	(143,704)	(290,347)	(53,671)	(6,964,671)	(620,687)	(550,919)	(8,623,999)	7,618,618	(1,005,381)
Inter-segment	132,690	70,016	—	—	—	(202,706)	—	—	—

	667,346	500,765	176,686	56,069	44,847	460,755	1,906,468	(844,511)	1,061,957

Other income (expense)
General and administrative expense	(1,865,933)	(868,608)	(14,318)	(18,452)	(170,765)	(967,923)	(3,905,999)	281,966	(3,624,033)
Reversal of allowance for credit loss and impairment losses due to credit loss	(127,220)	(61,064)	62,454	(16,861)	(227,144)	102,574	(267,261)	(62,313)	(329,574)

	(1,993,153)	(929,672)	48,136	(35,313)	(397,909)	(865,349)	(4,173,260)	219,653	(3,953,607)

Operating income (expenses)	548,089	1,646,152	212,983	55,664	156,536	156,440	2,775,864	(16,563)	2,759,301
Non-operating income(expenses)	(20,208)	899	32,738	—	(5,547)	56,829	64,711	(19,140)	45,571

Net income (expense) before income tax expense	527,881	1,647,051	245,721	55,664	150,989	213,269	2,840,575	(35,703)	2,804,872
Income tax expense	(145,167)	(445,619)	(67,573)	(15,308)	(36,222)	(41,088)	(750,977)	(2,246)	(753,223)

Net income (expense)	382,714	1,201,432	178,148	40,356	114,767	172,181	2,089,598	(37,949)	2,051,649

(*)	These adjustments are performed in order to present intersegment profit or loss adjustments based on managerial accounting as profit or loss in accordance with IFRS.